Pensions and Other Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Components of net periodic benefit cost
Net periodic benefit cost	$ 414	$ 294	$ 286
Retirement Plans [Member]
Components of net periodic benefit cost
Service cost	638	550	511
Interest cost	853	791	746
Expected return on plan assets	(1,108)	(1,005)	(934)
Amortization of prior service cost	9	10	13
Amortization of net transition asset	1	1	1
Recognized actuarial losses	388	236	155
Curtailments and settlements		1	(11)
Net periodic benefit cost	781	584	481
Other Benefit Plans [Member]
Components of net periodic benefit cost
Service cost	149	134	137
Interest cost	188	202	174
Expected return on plan assets	(1)	(1)	(1)
Amortization of prior service cost	(3)	(4)	(5)
Recognized actuarial losses	45	48	55
Curtailments and settlements			(1)
Net periodic benefit cost	$ 378	$ 379	$ 359